Employee Benefits - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [abstract]
Weighted average remaining maturity of defined benefit obligations	12 years 11 months 12 days	15 years 7 months 17 days
Contribution payable	₩ 204,867